Basis of Preparation - Subsidiaries of the Company (Parenthetical) (Detail) $ in Thousands, ฿ in Millions			12 Months Ended
	Oct. 30, 2019 USD ($)	Oct. 29, 2019	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Oct. 30, 2019 THB (฿)
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary				$ (298)
Additional paid-in capital [Member]
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary	$ 40			$ 40
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest			50.93%	50.93%
Charoong Thai Wire and Cable Public Company Limited [Member] | Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	30.56%	45.84%
Percentage of voting equity interests acquired					30.00%
Total cash consideration | ฿					฿ 9
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest			45.84%	45.84%
Percentage of equity interest held by subsidiary			90.00%